Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	December 31
	2020
	US$
	Cost	Disposal of FCI	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	100,129	(25,117)	(74,974)	(38)	—